19. Borrowing and financing (Tables)	12 Months Ended
Dec. 31, 2019
Borrowings [abstract]
Schedule of appropriation of financial expenses

They are initially recognized at fair value, and subsequently measured based on the effective interest rate method. The appropriation of financial expenses based on the effective interest rate method is recorded in income, under financial expenses.

Description	Currency	Charges	Maturity	Dec/2019	Dec/2018
BNDES (1)	URTJLP	TJLP to TJLP + 2,52 % p.a.	Jul/22	240,008	578,312
BNDES (1)	UM143	SELIC + 2.52% p.a.	Jul/22	374,461	489,421
BNDES (PSI) (1)	R$	3.50% p.a.	Jan/21	18,071	56,804
KFW (2)	USD	Libor 6M+ 1.35% p.a.	Apr/19	-	43,420
KFW Finnvera (2)	USD	Libor 6M+ 0.75% p.a.	Jan/24 to Dec/25	330,217	378,595
Debentures (2)	R$	104.1% of the CDI	Jul/20	1,025,965	-
Cisco Capital (3)	USD	2.50% p.a.	Dec/20	40,366	116,465
Total				2,029,088	1,663,017
Current				(1,384,180)	(698,728)
Non-current				644,908	964,289

Guarantees:

(1)  Guaranteed by the holding company TIM Participações and collateral of some receivables of the subsidiary.

(2)  Guaranteed by the holding company TIM Participações.

(3) No guarantee.

Schedule of credit facilities

The table below sets forth the status of the financing and credit facilities available:

Type	Currency	Date of opening	Term	Total amount	Undrawn balance	Amount used as at December 31, 2019	Amount expired until December 31, 2019
BNDES (1)	TJLP	May/18	Dec/19	1,090,000	-	-	1,090,000
BNDES (2)	TJLP	May/18	Dec/19	20,000	-	-	20,000
FINAME	TLP	Mar/19	Dec/20	390,000	390,000	-	-
Total R$				1,500,000	390,000	-	1,110,000

Purpose:

(i)	Support for the TIM investment plan for the years 2017 to 2019 including, but not limited to, the acquisition of Brazilian equipment.
(ii)	Investment in social projects involving the community.
(iii)	Investment solely toward the purchase of machinery and equipment, industrial systems and/or other components manufactured in the country.

Schedule of long term portions of borrowing and financing	The long-term portions of borrowing and financing as at December 31, 2019 mature as follows:
2021	305,171
2022	206,324
2023	33,434
2024	78,694
2025	21,285
644,908